Promissory Note (Narrative II) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Apr. 24, 2013	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2014
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock		73,290
Exercise Price	$ 0.65
Fair value of warrants					$ 651,000
Dividend yield			0.00%	0.00%
Volatility rate			108.00%	134.80%
Risk-free interest rate			0.45%	85.00%
Expected life			2 years 3 months 26 days	5 years 22 days
Troubled debt restructuring loss				25,000
Gain on extinguishment of debt			727,000
Amount paid under terms of the note		21,000
Morrison And Foerster LLP [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock				375,000
Exercise Price				$ 0.83
Fair value of warrants				245,000
Dividend yield				0.00%
Volatility rate				134.00%
Risk-free interest rate				0.35%
Expected life				5 years
Troubled debt restructuring loss				25,000
Interest Paid				174,000
Repayment of unsecured debt			500,000
Extinguishment of unsecured debt			1,227,000
Gain on extinguishment of debt			727,000
Amount paid under terms of the note			$ 28,000	$ 43,000